Average Annual Total Returns - Invesco Dynamic Biotechnology and Genome ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Dynamic Biotech & Genome Intellidex® Index (reflects no deduction for fees, expenses or taxes) 1Year	Dynamic Biotech & Genome Intellidex® Index (reflects no deduction for fees, expenses or taxes) 5Years	Dynamic Biotech & Genome Intellidex® Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P Composite 1500® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Composite 1500® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Composite 1500® Biotechnology Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Jun. 23, 2005	25.50%	6.99%	12.68%	25.46%	6.91%	12.58%	15.09%	5.45%	10.61%	26.37%	7.23%	13.03%	9.90%	4.74%	18.13%